Fair Value Measurements (Details) (USD $)	12 Months Ended			97 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Assets
Cash and cash equivalents	$ 12,500,708	$ 14,689,241		$ 12,500,708
Short-term investments	7,500,000	0		7,500,000
Marketable securities	0	319,219		0
Liabilities
Warrant liability	10,746,787	16,914,660		10,746,787
Change in fair value of the warrants using option-pricing model [Abstract]
Risk free interest rate (in hundredths)	0.23%
Expected stock price volatility (in hundredths)	70.10%
Expected dividend yield (in hundredths)	0.00%
Changes in fair value of the warrants [Roll Forward]
Beginning balance	16,914,660
Issuance of warrants and options	0
Change in fair value of warrant liability	(6,167,873)	16,421,412	(5,681,370)	17,210,044
Transferred to equity upon exercise	0
Ending balance	10,746,787	16,914,660		10,746,787
Minimum [Member]
Change in fair value of the warrants using option-pricing model [Abstract]
Expected life of warrants and options (in years)	1 day
Maximum [Member]
Change in fair value of the warrants using option-pricing model [Abstract]
Expected life of warrants and options (in years)	1 year
Recurring [Member] | Level 1 [Member]
Assets
Cash and cash equivalents	12,500,708			12,500,708
Short-term investments	7,500,000			7,500,000
Marketable securities	0			0
Liabilities
Warrant liability	0			0
Recurring [Member] | Level 2 [Member]
Assets
Cash and cash equivalents	0			0
Marketable securities	0			0
Liabilities
Warrant liability	0			0
Recurring [Member] | Level 3 [Member]
Assets
Cash and cash equivalents	0			0
Marketable securities	0			0
Liabilities
Warrant liability	$ 10,746,787			$ 10,746,787